ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2024	2023
Voyage expenses	7,814	14,427
Ship operating expenses	37,967	17,997
Administrative expenses	4,023	4,009
Tax expenses	626	518
Interest expenses	10,078	9,090
Total accrued expenses	60,508	46,041